Capital management - Additional Information (Detail) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
At The Market Programme [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common Stock Shares Subscribed But Not Issued Value	$ 50
Cash bond and money market funds
Disclosure of objectives, policies and processes for managing capital [line items]
Cash,bond and money market funds	$ 40,354	$ 20,768